Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Other Assets [Abstract]
Accounts receivable and other items	$ 14,050	$ 12,931
Accrued interest	5,274	5,509
Cheques and other items in transit	0	1,656
Current income tax receivable	5,688	4,061
Defined benefit asset	1,045	1,042
Prepaid expenses	2,345	1,794
Reinsurance contract assets	1,121	1,188
Other assets, total	$ 29,523	$ 28,181